Risk Management (Details) - Schedule of Potential Profit and Loss Impact on Trading Book $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Most Adverse Stress Scenario P&L Impact Trading Book
CLP Interest Rate	$ (3,564)
CLF Interest Rate	(395)
Derivatives	81
Debt instruments	(476)
Interest rate USD offshore	(284)
Domestic/offshore interest rate spread USD	(8,164)
Total Interest rates	(12,407)
Total FX	(20)
Total FX Options	(78)
Total	(12,505)
CLF [Member]
Most Adverse Stress Scenario P&L Impact Trading Book
Derivatives	(29)
Debt instruments	$ (3,535)